UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07169

Morgan Stanley International SmallCap Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	May 31, 2007

Date of reporting period:	May 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley International SmallCap Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended May 31, 2007

Total Return for the 12 Months Ended May 31, 2007
Class A	Class B	Class C	Class D	Morgan Stanley Capital International (MSCI) EAFE Small Cap Total Return Index[1]	Lipper International Small/ Mid-Cap Core Funds Average[2]
18.30%	17.44%	17.36%	18.53%	22.73%	27.85%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The international small cap market performed very well for the 12 months ended May 31, 2007, fueled by the same broad themes that have driven stocks over the past few years: excess global liquidity, solid corporate earnings, robust merger and acquisition (M&A) activity and strong economic growth. At least in our view, these conditions may be running their course, but investors continued to project further upside potential in the equity markets without taking full account of the mounting risks of a global economic slowdown.

In fact, the markets encountered two significant downturns during the period under review. The first, spurred by concerns about globally higher interest rates, a weakening U.S. dollar and inflation, roiled the markets in May and June of 2006. However, the volatility subsided and stocks advanced strongly in the second half of 2006 on the back of retreating oil prices, ongoing M&A activity and strong corporate earnings. In February, global equity volatility again increased sharply amid a major drop in China's stock market and trouble in the U.S. sub-prime mortgage market. Conditions stabilized by March, and stocks advanced through the end of the reporting period.

From a regional perspective, the major economies offer a mixed picture. Although the U.S. economy in the first quarter of 2007 decelerated to its slowest pace in four years, European economic activity showed signs of improvement, with rising exports and increased domestic consumer demand contributing to the region's best gross domestic product growth reading in six years. Germany surprised many observers, as Europe's largest economy appeared to weather the recent increase in the value added tax (VAT) despite earlier fears that the policy change would dampen economic progress.

Skepticism about Japan's economic recovery rattled its markets for most of 2006 and into 2007. Declines were especially pronounced in Japanese small cap markets as investors took a more cautious stance on valuations. Sentiment did improve at year-end, however, on the back of a better-than-expected gross domestic product (GDP) and business confidence readings, which led to a rally in Japanese large-cap stocks (while the small cap market continued to fall). More recently, investors have remained on the sidelines over cautious outlooks issued by company managements in the 2006 fiscal year-end reporting in late April.

Against this backdrop, all sectors in the international small cap market, as represented by the MSCI EAFE Small Cap Total Return Index, had positive returns, and all but one (telecommunication services) generated double-digit gains. On a country basis, all countries with the exception of Japan posted double-digits returns. The best performing areas were Singapore, Spain and Austria, while Japan, the largest country in the MSCI EAFE Small Cap Total Return Index, ended down 9.2 percent.

Performance Analysis

All share classes of Morgan Stanley International SmallCap Fund underperformed the Morgan Stanley Capital International (MSCI) EAFE Small Cap Total Return Index and the Lipper International Small/Mid-Cap Core Funds Average for the 12 months ended May 31, 2007, assuming no deduction of applicable sales charges.

Stock selection and an overweight allocation in the information technology sector was the largest driver of the Fund's underperformance relative to the MSCI EAFE Small Cap Total Return Index during the period. In particular, weakness in the Fund's semiconductor holdings stemmed from an industry environment characterized by overcapacity and pricing problems. Stock selection and an underweight allocation in the financials sector was another major detractor, due to a position in Japanese diversified financial companies that was hurt by a regulatory change expected to negatively affect industry revenues. The materials sector was a source of weakness for the Fund, as paper stocks have recently underperformed. In 2006, we added several paper stocks to the portfolio on valuation grounds as well as potential upside from restructuring. While the companies have generally been successful in restructuring and have passed on modest price increases to customers, it has not been enough to offset the higher raw material cost. In addition, the Fund's lack of exposure to hard commodities such as copper, nickel and lead further dampened performance. Country-level detractors included Sweden (due to aerospace exposure) and Hong Kong (due to technology exposure).

Elsewhere, however, the Fund showed positive results relative to the MSCI EAFE Small Cap Total Return Index. Stock selection in the consumer discretionary, consumer staples and industrials sectors were the main contributors to performance during the period. In the consumer discretionary sector, a broad range of companies added value, including media and retail. Our selections in the consumer staples sector reported strong organic growth (despite the difficulties of rising input costs) and restructuring progress that garnered investor attention. Strong performance from the Fund's industrials stocks came from a range of capital goods companies. Countries that benefited performance during the period were the U.K. (where the Fund was bolstered by consumer staples holdings) and New Zealand (in which the consumer discretionary position was a positive influence).

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Fuyo General Lease Co., Ltd.	2.7%
Premier Foods PLC	2.6
MTU Aero Engines Holding AG	2.4
Schibsted ASA	2.2
Omega Pharma S.A.	2.0
Saab AB (B Shares)	1.9
Pacific Brands Ltd.	1.9
Kerry Group PLC (A Shares)	1.7
Japan Securities Finance Co., Ltd.	1.7
Wincanton PLC	1.7
TOP FIVE COUNTRIES
Japan	24.8%
United Kingdom	13.9
Germany	8.1
Italy	6.9
France	6.8

Data as of May 31, 2007. Subject to change daily. All percentages for top 10 holdings and top five countries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks and other equity securities (including depositary receipts) of "small capitalization" companies located outside the United States. A company is considered to be a "small capitalization" company if it has a market capitalization of generally less than $4 billion at the time of purchase. The Fund invests in companies located in at least three countries outside the United States, and currently may invest more than 25 percent of its assets in securities of companies located in each of the United Kingdom and Japan. A company is considered to be located in a particular country if it (a) is organized under the laws of the country, (b) has securities which are principally traded on a stock exchange in the country, (c) derives at least 50 percent of its revenues from goods produced or sold, investments made, or services performed in the country, or (d) maintains at least 50 percent of its assets in the country. The Fund may invest up to 10 percent of its assets in emerging market countries.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of a $10,000 Investment—Class B

Average Annual Total Returns—Period Ended May 31, 2007
Symbol	Class A Shares* (since 07/28/97) ISMAX		Class B Shares** (since 07/29/94) ISMBX		Class C Shares† (since 07/28/97) ISMCX		Class D Shares†† (since 07/28/97) ISMDX
1 Year	18.30% 12.09	[3] [4]	17.44% 13.25	[3] [4]	17.36% 16.53	[3] [4]	18.53% —	[3]
5 Years	18.30 17.03	[3] [4]	17.33 17.12	[3] [4]	17.41 17.41	[3] [4]	18.51 —	[3]
10 Years	— —		9.86 9.86	[3] [4]	— —		— —
Since Inception	10.69 10.09	[3] [4]	7.00 7.00	[3] [4]	9.88 9.88	[3] [4]	10.84 —	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Morgan Stanley Capital International (MSCI) EAFE Small Cap Total Return Index is a free float-adjusted market capitalization index designed to measure the performance of over 900 securities of companies listed on the stock exchanges of countries in Europe, Australasia, and the Far East, including price performance and income from dividend payments. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The index aims to capture 40% of the full market capitalization of the eligible small cap universe of companies of each country by industry. For periods prior to December 31, 2000, the index's returns include those of the MSCI EAFE Small Cap Price Index. For periods from January 1, 2001 and beyond, the index's returns reflect those of the Total Return (Net) Index which reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper International Small/Mid-Cap Core Funds Average tracks the performance of all funds in the Lipper International Small/Mid-Cap Core Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. The Fund is in the Lipper International Small/Mid-Cap Core Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on May 31, 2007.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/01/06 – 05/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	12/01/06	05/31/07	12/01/06 – 05/31/07
Class A
Actual (12.24% return)	$1,000.00	$1,122.40	$9.47
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.01	$9.00
Class B
Actual (11.79% return)	$1,000.00	$1,117.90	$13.46
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.22	$12.79
Class C
Actual (11.73% return)	$1,000.00	$1,117.30	$13.36
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.32	$12.69
Class D
Actual (12.30% return)	$1,000.00	$1,123.00	$8.20
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.20	$7.80

*  Expenses are equal to the Fund's annualized expense ratios of 1.79%, 2.55%, 2.53% and 1.55% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.84%, 2.59%, 2.58% and 1.59% for Class A, Class B, Class C and Class D shares, respectively.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the Advisory, Sub-Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underperformance. The Board noted that the Fund was evaluating possible alternatives to the Fund's investment process. The Board concluded that the Fund's performance was acceptable.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as assets increase because the management fee includes a breakpoint. The Board concluded that the Fund's management fee rate would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network ("ECN"), which may be used by the Adviser for trading on behalf of the Fund. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the sales charges and 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund's Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley International SmallCap Fund

Portfolio of Investments  ■  May 31, 2007

NUMBER OF SHARES		VALUE
	Common Stocks (98.3%)
	Australia (5.6%)
	Apparel/Footwear
467,437	Pacific Brands Ltd.	$1,338,827
	Food: Major Diversified
516,546	Goodman Fielder Ltd.	1,090,372
	Hospital/Nursing Management
58,206	Ramsay Health Care Ltd.	545,431
	Packaged Software
841,419	Infomedia Ltd.	463,190
479,726	MYOB Ltd.	516,252
		979,442
Total Australia		3,954,072
	Austria (1.2%)
	Electrical Products
21,949	Zumtobel AG*	820,939
	Belgium (2.0%)
	Food: Specialty/Candy
17,627	Omega Pharma S.A.	1,420,788
	Cayman Islands (0.7%)
	Semiconductors
3,716,000	Solomon Systech International Ltd.	480,644
	Denmark (2.7%)
	Beverages: Alcoholic
8,167	Carlsberg A/S (Series B)	990,958
	Food: Specialty/Candy
10,754	Danisco A/S	910,681
Total Denmark		1,901,639
	Finland (2.9%)
	Marine Shipping
11,718	Cargotec Corp. (B Shares)	738,294
	Recreational Products
16,176	Amer Sports Oyj (A Shares)	369,974

NUMBER OF SHARES		VALUE
	Trucks/Construction/Farm Machinery
13,413	Wartsila Oyj (B Shares)	$889,300
Total Finland		1,997,568
	France (6.8%)
	Aerospace & Defense
8,196	Zodiac S.A.	638,127
	Computer Processing Hardware
79,099	Bull S.A.*	522,521
	Electrical Products
4,443	Nexans S.A.	716,656
	Financial Publishing/Services
9,597	GL Trade S.A.	504,206
	Food Distributors
2,887	Toupargel Groupe	149,541
	Miscellaneous Manufacturing
21,844	Saft Groupe S.A.*	856,687
	Pharmaceuticals: Other
13,628	Ipsen S.A.	715,069
	Real Estate Development
7,467	Icade	649,782
Total France		4,752,589
	Germany (6.9%)
	Aerospace & Defense
27,187	MTU Aero Engines Holding AG	1,682,560
	Chemicals: Agricultural
4,895	K+S AG	702,698
	Industrial Machinery
18,414	IWKA AG*	639,918
	Internet Software/Services
2,901	SCS Standard Computersysteme (a)*	0
	Investment Banks/Brokers
15,314	AWD Holding AG	699,693

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Portfolio of Investments  ■  May 31, 2007 continued

NUMBER OF SHARES		VALUE
	Miscellaneous Commercial Services
7,404	GfK AG	$355,819
9,818	Techem AG	720,823
		1,076,642
Total Germany		4,801,511
	Ireland (3.2%)
	Food: Meat/Fish/Dairy
202,217	Glanbia PLC	1,033,838
	Food: Specialty/Candy
41,577	Kerry Group PLC (A Shares)	1,216,645
Total Ireland		2,250,483
	Italy (6.9%)
	Auto Parts: O.E.M.
39,539	Sogefi SpA	378,488
	Beverages: Alcoholic
98,941	Davide Campari-Milano SpA	1,036,302
	Construction Materials
27,540	Buzzi Unicem SpA	958,543
	Electrical Products
25,713	Prysmian SpA*	643,108
	Electronic Components
10,592	SAES Getters SpA	402,433
	Finance/Rental/Leasing
7,061	Banca Italease	346,270
	Industrial Machinery
53,536	Interpump Group SpA*	563,974
	Regional Banks
55,266	Banca CR Firenze	490,742
Total Italy		4,819,860
	Japan (24.8%)
	Commercial Printing/Forms
43,700	Nissha Printing Co., Ltd.	1,068,262
36,300	Pronexus Inc.	320,943
		1,389,205

NUMBER OF SHARES		VALUE
	Computer Peripherals
13,800	Melco Holdings Inc.	$308,998
155	Wacom Co., Ltd.	359,162
		668,160
	Containers/Packaging
104,000	Rengo Co., Ltd.	523,846
	Electrical Products
13,500	Mabuchi Motor Co., Ltd.	811,997
33,000	PATLITE Corp.	275,226
		1,087,223
	Electronic Components
28,800	Yamaichi Electronics Co., Ltd.	214,403
	Electronic Equipment/ Instruments
35	Osaki Engineering Co., Ltd.	138,044
43,000	Sokkia Co., Ltd.	171,364
		309,408
	Electronic Production Equipment
2,600	Miraial Co., Ltd.	292,687
35,100	Shinkawa Ltd.	748,435
75	V Technology Co., Ltd.	182,416
		1,223,538
	Electronics/Appliance Stores
8,200	Hikari Tsushin, Inc.	340,263
	Electronics/Appliances
7,600	Nihon Trim Co., Ltd.	256,664
	Finance/Rental/Leasing
318,000	APLUS Co., Ltd.*	410,238
70,400	Century Leasing System, Inc.	1,051,083
51,300	Fuyo General Lease Co., Ltd.	1,871,586
87,000	Jaccs Co., Ltd.	369,589
88,900	Japan Securities Finance Co., Ltd.	1,206,761
		4,909,257
	Food: Specialty/Candy
60,800	Ariake Japan Co., Ltd.	1,054,133

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Portfolio of Investments  ■  May 31, 2007 continued

NUMBER OF SHARES		VALUE
	Household/Personal Care
17,400	Milbon Co., Ltd.	$516,138
	Industrial Specialties
21,700	Nihon Micro Coating Co., Ltd.	87,014
10,600	Taisei Lamick Co., Ltd.	252,588
		339,602
	Medical Specialties
5,700	Nakanishi Inc.	718,472
	Miscellaneous Manufacturing
78,000	Takuma Co., Ltd.	484,536
	Movies/Entertainment
21,500	TOEI ANIMATION CO., LTD.	574,158
	Real Estate Development
573	Arealink Co., Ltd.	345,589
6,600	Atrium Co., Ltd.	170,288
72	Sun Frontier Fudousan Co., Ltd.	147,905
		663,782
	Recreational Products
42,500	Mars Engineering Corp.	946,385
	Restaurants
15,800	Hurxley Corp.	224,731
27,700	Nippon Restaurant System, Inc.	908,159
		1,132,890
Total Japan		17,352,063
	Netherlands (2.6%)
	Apparel/Footwear Retail
21,904	Macintosh Retail Group NV	1,001,968
	Personnel Services
17,879	USG People NV	832,282
Total Netherlands		1,834,250
	New Zealand (0.9%)
	Discount Stores
71,085	Warehouse Group Ltd. (The)	327,435

NUMBER OF SHARES		VALUE
	Medical Specialties
110,959	Fisher & Paykel Healthcare Corporation Ltd.	$289,490
Total New Zealand		616,925
	Norway (5.5%)
	Contract Drilling
6,888	Fred. Olsen Energy ASA	351,056
	Engineering & Construction
32,455	Veidekke ASA	369,822
	Oil & Gas Production
63,795	Revus Energy ASA*	756,015
	Publishing: Newspapers
31,404	Schibsted ASA	1,509,457
	Pulp & Paper
57,887	Norske Skogindustrier ASA	868,295
Total Norway		3,854,645
	Spain (0.8%)
	Pulp & Paper
16,133	Miquel y Costas & Miquel, S.A.	556,959
	Sweden (4.6%)
	Advertising/Marketing Services
59,681	Eniro AB	769,185
	Aerospace & Defense
52,609	Saab AB (B Shares)	1,359,877
	Electronic Production Equipment
53,530	Micronic Laser Systems AB*	407,762
	Pulp & Paper
46,145	Billerud Aktiebolag	703,013
Total Sweden		3,239,837
	Switzerland (6.3%)
	Building Products
5,244	Schindler Holding AG (Participation Certificates)	343,907
293	Zehnder Group AG (Bearer Shares)	665,300
		1,009,207

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Portfolio of Investments  ■  May 31, 2007 continued

NUMBER OF SHARES		VALUE
	Electronic Components
433	Lem Holding SA (Registered Shares)	$102,754
	Industrial Specialties
1,271	sia Abrasives Holding AG (Registered Shares)	517,135
	Miscellaneous Manufacturing
2,538	Kaba Holding AG (Registered B Shares)*	762,311
	Pharmaceuticals: Major
3,377	Galenica AG (Registered Shares)	1,165,219
	Trucks/Construction/Farm Machinery
5,787	Bucher Industries AG (Registered Shares)	873,812
Total Switzerland		4,430,438
	United Kingdom (13.9%)
	Aerospace & Defense
160,103	Meggitt PLC	1,014,361
	Beverages: Non-Alcoholic
113,644	Britvic PLC	897,765
	Biotechnology
151,498	Ark Therapeutics Group PLC*	430,430
	Casino/Gaming
50,714	William Hill PLC	634,583
	Finance/Rental/Leasing
120,160	Cattles PLC	983,142
	Food: Specialty/Candy
176,567	Devro PLC	411,636
283,278	Premier Foods PLC	1,800,367
		2,212,003
	Industrial Machinery
21,605	Rotork PLC	392,895
25,274	Spirax-Sarco Engineering PLC	511,909
		904,804

NUMBER OF SHARES		VALUE
	Restaurants
73,371	Luminar PLC	$1,147,611
	Specialty Stores
66,087	Land of Leather Holdings PLC	348,704
	Trucking
153,085	Wincanton PLC	1,170,697
Total United Kingdom		9,744,100

	Total Common Stocks (Cost $54,063,911)	68,829,310
	Preferred Stock (1.2%)
	Germany
	Industrial Machinery
15,158	Sartorius AG (Cost $83,678)	835,525

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term (b) (0.4%)
$300	Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio (Cost $300,444)	300,444

Total Investments (Cost $54,448,033) (c)	99.9%	69,965,279
Other Assets in Excess of Liabilities	0.1	104,313
Net Assets	100.0%	$70,069,592

  *  Non-income producing security.

  (a)  A security with a total market value of $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (b)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio.

  (c)  The aggregate cost for federal income tax purposes is $54,865,093. The aggregate gross unrealized appreciation is $18,802,263 and the aggregate gross unrealized depreciation is $3,702,077, resulting in net unrealized appreciation of $15,100,186.

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Portfolio of Investments  ■  May 31, 2007 continued

Forward Foreign Currency Contracts Open at May 31, 2007:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
	$5,443	EUR	4,050	06/01/07	$6
JPY	15,372,673		$126,399	06/01/07	83
JPY	15,336,049		$126,098	06/04/07	83
	$63,117	NOK	381,544	06/04/07	121
	$1,030	SEK	7,112	06/04/07	(3)
Net Unrealized Appreciation					$290

Currency Abbreviations:

EUR   Euro.

JPY   Japanese Yen.

NOK   Norwegian Krona.

SEK   Swedish Krona.

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Summary of Investments  ■  May 31, 2007

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Food: Specialty/Candy	$6,814,250	9.7%
Finance/Rental/Leasing	6,238,669	8.9
Aerospace & Defense	4,694,925	6.7
Electrical Products	3,267,926	4.7
Industrial Machinery	2,944,221	4.2
Restaurants	2,280,501	3.3
Pulp & Paper	2,128,267	3.0
Miscellaneous Manufacturing	2,103,534	3.0
Beverages: Alcoholic	2,027,260	2.9
Trucks/Construction/ Farm Machinery	1,763,112	2.5
Electronic Production Equipment	1,631,300	2.3
Publishing: Newspapers	1,509,457	2.2
Commercial Printing/Forms	1,389,205	2.0
Apparel/Footwear	1,338,827	1.9
Recreational Products	1,316,359	1.9
Real Estate Development	1,313,564	1.9
Trucking	1,170,697	1.7
Pharmaceuticals: Major	1,165,219	1.7
Food: Major Diversified	1,090,372	1.6
Miscellaneous Commercial Services	1,076,642	1.5
Food: Meat/Fish/Dairy	1,033,838	1.5
Building Products	1,009,207	1.4
Medical Specialties	1,007,962	1.4
Apparel/Footwear Retail	1,001,968	1.4
Packaged Software	979,442	1.4
Construction Materials	958,543	1.4
Beverages: Non-Alcoholic	897,765	1.3
Industrial Specialties	856,737	1.2
Personnel Services	832,282	1.2
Advertising/Marketing Services	769,185	1.1
Oil & Gas Production	756,015	1.1

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Marine Shipping	$738,294		1.1%
Electronic Components	719,590		1.0
Pharmaceuticals: Other	715,069		1.0
Chemicals: Agricultural	702,698		1.0
Investment Banks/Brokers	699,693		1.0
Computer Peripherals	668,160		1.0
Casino/Gaming	634,583		0.9
Computer Processing Hardware	522,521		0.8
Containers/Packaging	523,846		0.8
Movies/Entertainment	574,158		0.8
Hospital/Nursing Management	545,431		0.8
Household/Personal Care	516,138		0.7
Financial Publishing/Services	504,206		0.7
Regional Banks	490,742		0.7
Semiconductors	480,644		0.7
Biotechnology	430,430		0.6
Auto Parts: O.E.M.	378,488		0.5
Engineering & Construction	369,822		0.5
Contract Drilling	351,056		0.5
Specialty Stores	348,704		0.5
Electronics/Appliance Stores	340,263		0.5
Discount Stores	327,435		0.5
Electronic Equipment/ Instruments	309,408		0.4
Morgan Stanley Institutional Liquidity Fund — Money Market Portfolio	300,444		0.4
Electronics/Appliances	256,664		0.4
Food Distributors	149,541		0.2
	$69,965,279	*	100.0%

  *  Does not include open forward foreign currency contracts with net unrealized appreciation of $290.

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Financial Statements

Statement of Assets and Liabilities

May 31, 2007

Assets:
Investments in securities, at value (cost $54,147,589)	$69,664,835
Investments in affiliates (cost $300,444)	300,444
Unrealized appreciation on open forward foreign currency contracts	293
Foreign cash (cost $18,234)	18,132
Receivable for:
Investments sold	460,812
Dividends	137,541
Foreign withholding taxes reclaimed	30,692
Shares of beneficial interest sold	636
Prepaid expenses and other assets	34,573
Total Assets	70,647,958
Liabilities:
Unrealized depreciation on open forward foreign currency contracts	3
Payable for:
Investments purchased	315,541
Investment advisory fee	68,124
Shares of beneficial interest redeemed	51,688
Distribution fee	29,703
Administration fee	4,814
Transfer agent fee	1,038
Accrued expenses and other payables	107,455
Total Liabilities	578,366
Net Assets	$70,069,592
Composition of Net Assets:
Paid-in-capital	$46,425,883
Net unrealized appreciation	15,514,469
Dividends in excess of net investment income	(143,178)
Accumulated undistributed net realized gain	8,272,418
Net Assets	$70,069,592
Class A Shares:
Net Assets	$35,161,085
Shares Outstanding (unlimited authorized, $.01 par value)	2,646,117
Net Asset Value Per Share	$13.29
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$14.03
Class B Shares:
Net Assets	$21,854,009
Shares Outstanding (unlimited authorized, $.01 par value)	1,778,113
Net Asset Value Per Share	$12.29
Class C Shares:
Net Assets	$3,846,512
Shares Outstanding (unlimited authorized, $.01 par value)	314,705
Net Asset Value Per Share	$12.22
Class D Shares:
Net Assets	$9,207,986
Shares Outstanding (unlimited authorized, $.01 par value)	686,897
Net Asset Value Per Share	$13.41

Statement of Operations

For the year ended May 31, 2007

Net Investment Income: Income
Dividends (net of $135,480 foreign withholding tax)	$1,641,961
Interest	33,622
Interest from affiliates	6,626
Total Income	1,682,209
Expenses
Investment advisory fee	675,286
Distribution fee (Class A shares)	84,425
Distribution fee (Class B shares)	237,129
Distribution fee (Class C shares)	39,637
Transfer agent fees and expenses	104,844
Professional fees	102,307
Custodian fees	93,662
Shareholder reports and notices	87,061
Administration fee	56,866
Registration fees	47,053
Trustees' fees and expenses	1,670
Other	28,028
Total Expenses	1,557,968
Less: amounts waived/reimbursed	(94,267)
Less: expense offset	(667)
Net Expenses	1,463,034
Net Investment Income	219,175
Net Realized and Unrealized Gain (Loss): Net Realized Gain on:
Investments	13,487,970
Foreign exchange transactions	34,883
Net Realized Gain	13,522,853
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(2,297,628)
Net translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	(8,860)
Net Depreciation	(2,306,488)
Net Gain	11,216,365
Net Increase	$11,435,540

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED MAY 31, 2007	FOR THE YEAR ENDED MAY 31, 2006
Increase (Decrease) in Net Assets: Operations:
Net investment income (loss)	$219,175	$(80,566)
Net realized gain	13,522,853	24,837,231
Net change in unrealized appreciation	(2,306,488)	(4,319,408)
Net Increase	11,435,540	20,437,257
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(505,663)	(268,060)
Class B shares	(95,208)	—
Class C shares	(33,813)	—
Class D shares	(157,961)	(84,009)
Net realized gain
Class A shares	(9,270,808)	(6,233,673)
Class B shares	(6,785,190)	(6,386,649)
Class C shares	(1,166,721)	(933,283)
Class D shares	(2,478,027)	(1,795,580)
Total Dividends and Distributions	(20,493,391)	(15,701,254)
Net increase (decrease) from transactions in shares of beneficial interest	1,634,082	(39,051,656)
Net Decrease	(7,423,769)	(34,315,653)
Net Assets:
Beginning of period	77,493,361	111,809,014
End of Period (Including dividends in excess of net investment income of $143,178 and undistributed investment income of $263,173, respectively)	$70,069,592	$77,493,361

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Notes to Financial Statements  ■  May 31, 2007

1. Organization and Accounting Policies

Morgan Stanley International SmallCap Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund was organized as a Massachusetts business trust on April 21, 1994 and commenced operations on July 29, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is,

Morgan Stanley International SmallCap Fund

Notes to Financial Statements  ■  May 31, 2007 continued

close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements — Pursuant to procedures adopted by the Fund's Trustees, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a

Morgan Stanley International SmallCap Fund

Notes to Financial Statements  ■  May 31, 2007 continued

reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates to the net assets of the Fund determined as of the close of each business day: 0.95% to the portion of the daily net assets not exceeding $1.5 billion and 0.90% to the portion of the daily net assets in excess of $1.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser invests the Fund's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $276,338 for the year ended May 31, 2007.

The Investment Adviser has voluntarily agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) through June 30, 2008, by assuming the Fund's "other expenses" and/or waiving the Fund's investment advisory fees, and the Fund's Administrator has agreed to waive the administrative fees, to the extent such operating expenses exceed 1.55% of the average net assets of the Fund on an annualized basis.

Morgan Stanley International SmallCap Fund

Notes to Financial Statements  ■  May 31, 2007 continued

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,685,886 at May 31, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended May 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.99%, respectively.

The Distributor has informed the Fund that for the year ended May 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $38,354 and $196, respectively and received $3,298 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid

Morgan Stanley International SmallCap Fund

Notes to Financial Statements  ■  May 31, 2007 continued

by the Fund are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio. For the year ended May 31, 2007, advisory fees paid were reduced by $137 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio. Income distributions earned by the Fund are recorded as interest from affiliates in the Statement of Operations and totaled $6,626 for the year ended May 31, 2007. During the year ended May 31, 2007, cost of purchases and sales in investments in Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio aggregated $3,877,709 and $3,577,266, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2007 aggregated $27,403,478 and $46,148,216, respectively. Included in the aforementioned transactions are sales of $32,469 with other Morgan Stanley Funds, including realized gains of $6,389.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Adviser and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley International SmallCap Fund

Notes to Financial Statements  ■  May 31, 2007 continued

5. Shares of Beneficial Interest†

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED MAY 31, 2007		FOR THE YEAR ENDED MAY 31, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	136,458	$1,849,140	125,920	$2,011,078
Conversion from Class B	130,137	1,792,829	152,479	2,414,744
Reinvestment of dividends and distributions	737,904	9,009,810	425,687	5,989,413
Redeemed	(618,736)	(8,676,072)	(599,716)	(9,572,450)
Net increase — Class A	385,763	3,975,707	104,370	842,785
CLASS B SHARES
Sold	55,795	715,929	90,128	1,364,893
Conversion to Class A	(139,566)	(1,792,829)	(161,233)	(2,414,744)
Reinvestment of dividends and distributions	551,635	6,250,024	414,686	5,511,183
Redeemed	(610,130)	(8,109,223)	(1,017,236)	(15,274,177)
Net decrease — Class B	(142,266)	(2,936,099)	(673,655)	(10,812,845)
CLASS C SHARES
Sold	7,246	89,800	27,754	420,269
Reinvestment of dividends and distributions	99,307	1,119,188	68,142	903,561
Redeemed	(98,766)	(1,285,022)	(163,178)	(2,471,782)
Net increase (decrease) — Class C	7,787	(76,034)	(67,282)	(1,147,952)
CLASS D SHARES
Sold	16,218	226,700	96,064	1,561,521
Reinvestment of dividends and distributions	174,933	2,153,429	104,770	1,482,497
Redeemed	(119,857)	(1,709,621)	(1,863,310)	(30,977,662)
Net increase (decrease) — Class D	71,294	670,508	(1,662,476)	(27,933,644)
Net increase (decrease) in Fund	322,578	$1,634,082	(2,299,043)	$(39,051,656)

  †  On July 30, 2004, the Fund suspended the offering of its shares to new investors. The Fund may recommence offering its shares to new investors at such time as the Investment Adviser determines that it would be consistent with prudent portfolio management.

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary

Morgan Stanley International SmallCap Fund

Notes to Financial Statements  ■  May 31, 2007 continued

differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED MAY 31, 2007	FOR THE YEAR ENDED MAY 31, 2006
Ordinary income	$3,119,615	$1,496,397
Long-term capital gains	17,373,776	14,204,857
Total distributions	$20,493,391	$15,701,254
As of May 31, 2007, the tax-basis components of accumulated earnings were as follows:
Undistributed ordinary income	$808,047
Undistributed long-term gains	7,748,663
Net accumulated earnings	8,556,710
Foreign tax credit pass-through	118,862
Temporary differences	(129,272)
Net unrealized appreciation	15,097,409
Total accumulated earnings	$23,643,709

As of May 31, 2007, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, income from the mark-to-market of passive foreign investment companies ("PFICs") and foreign tax credit pass-through.

Permanent differences, due to prior year equalization debits, foreign currency gains and tax adjustments on PFICs sold by the Fund, resulted in the following reclassifications among the Fund's components of net assets at May 31, 2007:

DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN	PAID-IN-CAPITAL
$167,119	$(4,867,119)	$4,700,000

7. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

Morgan Stanley International SmallCap Fund

Notes to Financial Statements  ■  May 31, 2007 continued

8. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At May 31, 2007, investments in securities of issuers in Japan and the United Kingdom represented 24.8% and 13.9% respectively, of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

At May 31, 2007, the Fund's cash balance consisted principally of interest bearing deposits with JPMorgan Chase & Co., the Fund's custodian.

9. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley International SmallCap Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED MAY 31,
	2007		2006		2005	2004	2003
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.57		$15.39		$13.47	$9.12	$10.10
Income (loss) from investment operations:
Net investment income‡	0.08		0.04		0.09	0.04	0.03
Net realized and unrealized gain (loss)	2.35		3.46		2.26	4.31	(1.01)
Total income (loss) from investment operations	2.43		3.50		2.35	4.35	(0.98)
Less dividends and distributions from:
Net investment income	(0.24)		(0.14)		(0.10)	–	–
Net realized gain	(4.47)		(3.18)		(0.33)	–	–
Total dividends and distributions	(4.71)		(3.32)		(0.43)	–	–
Net asset value, end of period	$13.29		$15.57		$15.39	$13.47	$9.12
Total Return†	18.30%		25.01%		17.47%	47.70%	(9.70)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.80	%(2)(3)	1.80	%(2)	1.81%	2.03%	2.27%
Net investment income	0.57	%(2)(3)	0.23	%(2)	0.58%	0.32%	0.36%
Supplemental Data:
Net assets, end of period, in thousands	$35,161		$35,197		$33,179	$4,109	$6,623
Portfolio turnover rate	39%		40%		33%	52%	70%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
May 31, 2007	1.93%	0.44%
May 31, 2006	1.89	0.12

  (3)  Reflects waivers of certain Fund expenses in connection with the Investments in Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Financial Highlights continued

	FOR THE YEAR ENDED MAY 31,
	2007		2006		2005	2004	2003
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.66		$14.64		$12.85	$8.79	$9.81
Income (loss) from investment operations:
Net investment loss‡	(0.03)		(0.09)		(0.02)	(0.05)	(0.03)
Net realized and unrealized gain (loss)	2.19		3.29		2.14	4.11	(0.99)
Total income (loss) from investment operations	2.16		3.20		2.12	4.06	(1.02)
Less dividends and distributions from:
Net investment income	(0.06)		–		(0.00)*	–	–
Net realized gain	(4.47)		(3.18)		(0.33)	–	–
Total dividends and distributions	(4.53)		(3.18)		(0.33)	–	–
Net asset value, end of period	$12.29		$14.66		$14.64	$12.85	$8.79
Total Return†	17.44%		24.01%		16.55%	46.19%	(10.40)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	2.55	%(2)(3)	2.55	%(2)	2.57%	2.79%	3.03%
Net investment loss	(0.18	)%(2)(3)	(0.52	)%(2)	(0.18)%	(0.44)%	(0.40)%
Supplemental Data:
Net assets, end of period, in thousands	$21,854		$28,148		$37,970	$61,055	$36,299
Portfolio turnover rate	39%		40%		33%	52%	70%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  *  Distribution of investment income of less than $0.005.

  (1)  Reflects overall Fund ratios for investment loss and non-class specific expenses.

  (2)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
May 31, 2007	2.68%	(0.31)%
May 31, 2006	2.64	(0.63)

  (3)  Reflects waivers of certain Fund expenses in connection with the Investments in Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Financial Highlights continued

	FOR THE YEAR ENDED MAY 31,
	2007		2006		2005	2004	2003
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.66		$14.62		$12.84	$8.78	$9.80
Income (loss) from investment operations:
Net investment loss‡	(0.02)		(0.06)		(0.01)	(0.04)	(0.03)
Net realized and unrealized gain (loss)	2.18		3.28		2.15	4.10	(0.99)
Total income (loss) from investment operations	2.16		3.22		2.14	4.06	(1.02)
Less dividends and distributions from:
Net investment income	(0.13)		–		(0.03)	–	–
Net realized gain	(4.47)		(3.18)		(0.33)	–	–
Total dividends and distributions	(4.60)		(3.18)		(0.36)	–	–
Net asset value, end of period	$12.22		$14.66		$14.62	$12.84	$8.78
Total Return†	17.36%		24.40%		16.62%	46.24%	(10.41)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	2.54	%(2)(3)	2.37	%(2)	2.46%	2.79%	3.00%
Net investment loss	(0.17	)%(2)(3)	(0.34	)%(2)	(0.07)%	(0.44)%	(0.37)%
Supplemental Data:
Net assets, end of period, in thousands	$3,847		$4,499		$5,469	$4,896	$1,652
Portfolio turnover rate	39%		40%		33%	52%	70%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment loss and non-class specific expenses.

  (2)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
May 31, 2007	2.67%	(0.30)%
May 31, 2006	2.46	(0.45)

(3)  Reflects waivers of certain Fund expenses in connection with the Investments in Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Financial Highlights continued

	FOR THE YEAR ENDED MAY 31,
	2007		2006		2005	2004	2003
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$15.67		$15.45		$13.50	$9.14	$10.10
Income (loss) from investment operations:
Net investment income‡	0.12		0.08		0.12	0.08	0.05
Net realized and unrealized gain (loss)	2.37		3.47		2.27	4.28	(1.01)
Total income (loss) from investment operations	2.49		3.55		2.39	4.36	(0.96)
Less dividends and distributions from:
Net investment income	(0.28)		(0.15)		(0.11)	–	–
Net realized gain	(4.47)		(3.18)		(0.33)	–	–
Total dividends and distributions	(4.75)		(3.33)		(0.44)	–	–
Net asset value, end of period	$13.41		$15.67		$15.45	$13.50	$9.14
Total Return†	18.53%		25.28%		17.75%	47.70%	(9.50)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)	1.55	%(2)(3)	1.55	%(2)	1.57%	1.79%	2.03%
Net investment income	0.82	%(2)(3)	0.48	%(2)	0.82%	0.56%	0.60%
Supplemental Data:
Net assets, end of period, in thousands	$9,208		$9,648		$35,191	$42,989	$15,128
Portfolio turnover rate	39%		40%		33%	52%	70%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (2)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
May 31, 2007	1.68%	0.69%
May 31, 2006	1.64	0.37

  (3)  Reflects waivers of certain Fund expenses in connection with the Investments in Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International SmallCap Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley International SmallCap Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley International SmallCap Fund (the "Fund"), including the portfolio of investments, as of May 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley International SmallCap Fund as of May 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
July 20, 2007

Morgan Stanley International SmallCap Fund

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Valuation, Insurance and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

Morgan Stanley International SmallCap Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee

Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (58) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Morgan Stanley International SmallCap Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee

Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (71) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006), and Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

Morgan Stanley International SmallCap Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
W. Allen Reed (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services), and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley International SmallCap Fund

Trustee and Officer Information (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (59) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.) as of May 31, 2007.

Morgan Stanley International SmallCap Fund

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (68) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (52) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London, England E144AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).

Dennis F. Shea (54) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Amy R. Doberman (45) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).

Carsten Otto (43) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and Global Director of Compliance for Morgan Stanley Investment Management (since April 2001); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, U.S. Director of Compliance (October 2004 to April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (40) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley International SmallCap Fund

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (41) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).

Mary E. Mullin (40) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

  *  This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

2007 Federal Tax Notice (unaudited)
During the fiscal year ended May 31, 2007, the Fund paid to its shareholders $3.94 per share from long-term capital gains. For such period, 55.43% of the Fund's ordinary income dividends paid qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Additionally, the Fund has elected, pursuant to section 853 of the Internal Revenue Code, to pass through foreign taxes of $0.03 per share to its shareholders, of which 100% would be allowable as a credit. The Fund generated net foreign source income of $0.15 per share with respect to this election.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

MORGAN STANLEY FUNDS

Morgan Stanley
International
SmallCap Fund

Annual Report

May 31, 2007

ISMANN-IV07-02255P-Y05/07

Item 2.  Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           Not applicable.

(d)           Not applicable.

(e)           Not applicable.

(f)

(1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)           Not applicable.

(3)           Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

	Registrant		Covered Entities(1)
2007
Audit Fees	$43,400		N/A

Non-Audit Fees
Audit-Related Fees	$531	(2)	$4,836,000	(2)
Tax Fees	$6,880	(3)	$621,000	(4)
All Other Fees	$—
Total Non-Audit Fees	$7,411		$5,475,000

Total	$50,811		$5,475,000

	Registrant		Covered Entities(1)
2006
Audit Fees	$41,660		N/A

Non-Audit Fees
Audit-Related Fees	$531	(2)	$5,190,300	(2)
Tax Fees	$6,388	(3)	$2,044,491	(4)
All Other Fees	$—
Total Non-Audit Fees	$6,919		$7,234,791

Total	$48,579		$7,234,791

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
(2)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE
AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY AND PROCEDURES
OF THE
MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                               This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)       Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)            Not applicable.

(g)           See table above.

(h)           The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)          The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International SmallCap Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 19, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 19, 2007